United States
                       Securities and Exchange Commission
                             Washington, D.C. 20549

                                    Form N-Q
                   Quarterly Schedule of Portfolio Holdings of
                   Registered Management Investment Companies




                                    811-5514

                      (Investment Company Act File Number)


                               MTB Group of Funds
         ---------------------------------------------------------------

               (Exact Name of Registrant as Specified in Charter)




                              5800 Corporate Drive
                       Pittsburgh, Pennsylvania 15237-7010


                                 (412) 288-1900
                         (Registrant's Telephone Number)


                           C. Grant Anderson, Esquire
                            Federated Investors Tower
                               1001 Liberty Avenue
                       Pittsburgh, Pennsylvania 15222-3779
                     (Name and Address of Agent for Service)
                (Notices should be sent to the Agent for Service)






                        Date of Fiscal Year End: 12/31/05


                 Date of Reporting Period: Quarter ended 9/30/05







Item 1.           Schedule of Investments





MTB LARGE CAP GROWTH II FUND
PORTFOLIO OF INVESTMENTS
September 30, 2005 (unaudited)

              Shares                                                                                         Value

                                      COMMON STOCKS--98.8%
                                      AEROSPACE & DEFENSE--1.2%
   1,150                   United Technologies Corp.                                  $          59,616
                           AIR FREIGHT & LOGISTICS--1.2%
    900                    United Parcel Service, Inc.                                           62,217
                           BEVERAGES--3.4%
   1,350                   Coca-Cola Co.                                                         58,307
   2,000                   PepsiCo, Inc.                                                         113,420
                                TOTAL BEVERAGES                                                  171,727
                           BIOTECHNOLOGY--4.5%
   1,500            (1)    Amgen, Inc.                                                           119,505
   1,300            (1)    Biogen Idec, Inc.                                                     51,324
   1,250            (1)    Gilead Sciences, Inc.                                                 60,950
                                TOTAL BIOTECHNOLOGY                                              231,779
                           CAPITAL MARKETS--1.2%
    550                    Lehman Brothers Holdings, Inc.                                        64,064
                           COMMUNICATIONS EQUIPMENT--6.9%
   6,100            (1)    Cisco Systems, Inc.                                                   109,373
   2,900            (1)    Corning, Inc.                                                         56,057
   1,150                   Harris Corp.                                                          48,070
   2,425                   Motorola, Inc.                                                        53,568
   1,850                   Qualcomm, Inc.                                                        82,788
                                TOTAL COMMUNICATIONS EQUIPMENT                                   349,856
                           COMPUTERS & PERIPHERALS--4.7%
   2,300            (1)    Dell, Inc.                                                            78,660
   3,400                   EMC Corp. Mass                                                        43,996
   1,450                   IBM Corp.                                                             116,319
                                TOTAL COMPUTERS & PERIPHERALS                                    238,975
                           CONSTRUCTION & ENGINEERING--0.7%
   1,200                   Chicago Bridge & Iron Co., NV                                         37,308
                           CONSUMER FINANCE--0.9%
    600                    Capital One Financial Corp.                                           47,712
                           ELECTRICAL EQUIPMENT--1.1%
   1,050                   Rockwell Automation, Inc.                                             55,545
                           ELECTRONIC EQUIPMENT & INSTRUMENTS--1.0%
   1,600            (1)    Jabil Circuit, Inc.                                                   49,472
                           ENERGY EQUIPMENT & SERVICES--4.8%
   1,000                   ENSCO International, Inc.                                             46,590
   1,050            (1)    Nabors Industries Ltd.                                                75,422
    500                    Schlumberger Ltd.                                                     42,190
   1,150            (1)    Weatherford International Ltd.                                        78,959
                                TOTAL ENERGY EQUIPMENT & SERVICES                                243,161
                           FOOD & STAPLES RETAILING--3.3%
   1,350                   Sysco Corp.                                                           42,350
   2,900                   Wal-Mart Stores, Inc.                                                 127,078
                                TOTAL FOOD & STAPLES RETAILING                                   169,428
                           FOOD PRODUCTS--2.2%
    850                    General Mills, Inc.                                                   40,970
   2,225                   McCormick & Co., Inc.                                                 72,602
                                TOTAL FOOD PRODUCTS                                              113,572
                           HEALTH CARE EQUIPMENT & SUPPLIES--4.8%
   1,100            (1)    Kinetic Concepts, Inc.                                                62,480
   1,400                   Medtronic, Inc.                                                       75,068
   1,200                   Varian Medical Systems, Inc.                                          47,412
    900             (1)    Zimmer Holdings, Inc.                                                 62,001
                                TOTAL HEALTH CARE EQUIPMENT & SUPPLIES                           246,961
                           HEALTH CARE PROVIDERS & SERVICES--2.2%
    800             (1)    Express Scripts, Inc., Class A                                        49,760
    800             (1)    PacifiCare Health Systems, Inc.                                       63,824
                                TOTAL HEALTH CARE PROVIDERS & SERVICES                           113,584
                           HOTELS RESTAURANTS & LEISURE--0.4%
    600                    Outback Steakhouse, Inc.                                              21,960
                           HOUSEHOLD PRODUCTS--4.0%
   1,000                   Colgate-Palmolive Co.                                                 52,790
   2,525                   Procter & Gamble Co.                                                  150,137
                                TOTAL HOUSEHOLD PRODUCTS                                         202,927
                           INDUSTRIAL CONGLOMERATES--7.7%
    900                    3M Co.                                                                66,024
   9,700                   General Electric Co.                                                  326,599
                                TOTAL INDUSTRIAL CONGLOMERATES                                   392,623
                           INSURANCE--0.8%
    650                    American International Group, Inc.                                    40,274
                           INTERNET & CATALOG RETAIL--1.0%
   1,200            (1)    eBay, Inc.                                                            49,440
                           INTERNET SOFTWARE & SERVICES--0.9%
   2,125            (1)    Verisign, Inc.                                                        45,411
                           MACHINERY--1.9%
    900                    Caterpillar, Inc.                                                     52,875
   1,250                   Graco, Inc.                                                           42,850
                                TOTAL MACHINERY                                                  95,725
                           METALS & MINING--0.4%
    450                    Fording Canadian Coal Trust                                           19,157
                           MULTILINE RETAIL--1.5%
   1,450                   Target Corp.                                                          75,298
                           OIL GAS & CONSUMABLE FUELS--8.2%
    300                    Burlington Resources, Inc.                                            24,396
    200                    CONSOL Energy, Inc.                                                   15,254
   5,600                   ExxonMobil Corp.                                                      355,824
    300                    Peabody Energy Corp.                                                  25,305
                                TOTAL OIL GAS & CONSUMABLE FUELS                                 420,779
                           PERSONAL PRODUCTS--2.6%
   1,250                   Estee Lauder Cos., Inc., Class A                                      43,537
   1,550                   Gillette Co.                                                          90,210
                                TOTAL PERSONAL PRODUCTS                                          133,747
                           PHARMACEUTICALS--8.6%
   1,550                   Abbott Laboratories                                                   65,720
   2,600                   Johnson & Johnson                                                     164,528
   1,250                   Novartis AG, ADR                                                      63,750
   2,500                   Pfizer, Inc.                                                          62,425
   1,750                   Wyeth                                                                 80,972
                                TOTAL PHARMACEUTICALS                                            437,395
                           SEMICONDUCTOR EQUIPMENT & PRODUCTS--4.6%
   6,200                   Intel Corp.                                                           152,830
    800             (1)    International Rectifier Corp.                                         36,064
   1,400                   Texas Instruments, Inc.                                               47,460
                                TOTAL SEMICONDUCTOR EQUIPMENT & PRODUCTS                         236,354
                           SOFTWARE--6.2%
    650             (1)    Electronic Arts, Inc.                                                 36,978
   9,000                   Microsoft Corp.                                                       231,570
   3,700            (1)    Oracle Corp.                                                          45,843
                                TOTAL SOFTWARE                                                   314,391
                           SPECIALTY RETAIL--3.8%
   2,500                   Home Depot, Inc.                                                      95,350
    800                    Lowe's Cos., Inc.                                                     51,520
   2,200                   PetSmart, Inc.                                                        47,916
                                TOTAL SPECIALTY RETAIL                                           194,786
                           TOBACCO--1.9%
   1,300                   Altria Group, Inc.                                                    95,823
         WIRELESS TELECOMMUNICATION SERVICES--0.2%
    507                    Sprint Nextel Corp.                                                   12,056
                                TOTAL COMMON STOCKS (IDENTIFIED COST $4,728,804)                5,043,123

                           MUTUAL FUNDS--1.6%
   81,724           (2)    MTB Prime Money Market Fund, Institutional Shares                     81,724
     1              (2)    MTB Money Market Fund                                                    1
     8                     SSGA Money Market Fund                                                   8
                                TOTAL MUTUAL FUNDS (AT NET ASSET VALUE)                          81,733
                            TOTAL INVESTMENTS--100.4%
                                           (IDENTIFIED COST $4,810,537)(3)                     5,124,856
                                           OTHER ASSETS AND LIABILITIES--NET--(0.4)%            (23,475)
                                           TOTAL NET ASSETS--100%                       $      5,101,381

================================================================================

        1  Non-income producing security.
        2  Affiliated companies.
        3 At September 30, 2005, the cost of investments for federal tax purposes amounts to $4,810,537. The net unrealized appreciation of investments for federal tax purposes was $314,319. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $480,754 and net unrealized depreciation from investments for those securities having an excess of cost over value of $166,435.

Note: The categories of investments are shown as a percentage of total net assets at September 30, 2005.

The following acronym is used throughout this portfolio:

ADR               --American Depositary Receipt

     Investment Valuations
       Listed equity securities are valued at the last sale price or official closing price reported in the market in which they are primarily traded (either on a national securities exchange or the over-the-counter), if available. If unavailable, the security is generally valued at the mean between the last closing bid and asked prices. With respect to valuation of foreign securities, trading in foreign cities may be completed at times which vary from the closing of the New York Stock Exchange (NYSE). Therefore, foreign securities are valued at the latest closing price on the exchange on which they are traded immediately prior to the closing of the NYSE. Foreign securities quoted in foreign currencies are translated in U.S. dollars at the foreign exchange rate in effect at 4:00 p.m., Eastern Time, on the day the value of the foreign security is determined. The Fund generally values short-term securities according to prices furnished by an independent pricing service, except that short-term securities with remaining maturities less than 60 days at the time of purchase may be valued at amortized cost. Prices furnished by an independent pricing service are intended to be indicative of the mean between the bid and asked prices currently offered to institutional investors for the securities. Investments in other open-end regulated investment companies are valued at net asset value. Securities for which no quotations are readily available or whose values have been affected by a significant event occurring between the close of their primary markets and the closing of NYSE are valued at fair value as determined in accordance with procedures established by and under general supervision of the Board of Trustees.








MTB LARGE CAP VALUE II FUND
PORTFOLIO OF INVESTMENTS
September 30, 2005 (unaudited)

            Shares                                                                                                   Value

                                COMMON STOCKS--96.6%
                                AEROSPACE & DEFENSE--7.3%
 2,570               Lockheed Martin Corp.                                                     $          156,873
 2,900               Northrop Grumman Corp.                                                              157,615
 3,300               Raytheon Co.                                                                        125,466
                          TOTAL AEROSPACE & DEFENSE                                                      439,954
                     COMMERCIAL BANKS--4.8%
 2,400               Wachovia Corp.                                                                      114,216
 3,054               Wells Fargo & Co.                                                                   178,873
                          TOTAL COMMERCIAL BANKS                                                         293,089
                     COMMERCIAL SERVICES & SUPPLIES--2.6%
 3,700               Pitney Bowes, Inc.                                                                  154,438
                     COMMUNICATIONS EQUIPMENT--3.0%
 8,300               Motorola, Inc.                                                                      183,347
                     DIVERSIFIED FINANCIAL SERVICES--4.5%
 3,235               Citigroup, Inc.                                                                     147,257
 3,700               J.P. Morgan Chase & Co.                                                             125,541
                          TOTAL DIVERSIFIED FINANCIAL SERVICES                                           272,798
                     DIVERSIFIED TELECOMMUNICATION SERVICES--1.5%
 2,740               Verizon Communications                                                               89,571
                     ELECTRONIC EQUIPMENT & INSTRUMENTS--4.5%
 8,400         (1)   Agilent Technologies, Inc.                                                          275,100
                     FOOD & STAPLES RETAILING--1.2%
 2,800               Albertsons, Inc.                                                                     71,820
                     HEALTH CARE PROVIDERS & SERVICES--2.9%
 2,000               Aetna, Inc.                                                                         172,280
                     HOUSEHOLD PRODUCTS--3.0%
 3,065               Kimberly-Clark Corp.                                                                182,459
                     INSURANCE--8.1%
 4,500               AON Corp.                                                                           144,360
 2,700               Genworth Financial, Inc., Class A                                                    87,048
 1,800               Hartford Financial Services Group, Inc.                                             138,906
 2,200               Radian Group, Inc.                                                                  116,820
                          TOTAL INSURANCE                                                                487,134
                     MACHINERY--2.0%
 3,200               Ingersoll-Rand Co., Class A                                                         122,336
                     MEDIA--4.8%
 9,200         (1)   Liberty Media Corp., Class A                                                         74,060
 6,580               Viacom, Inc., Class B                                                               217,206
                          TOTAL MEDIA                                                                    291,266
                     METALS & MINING--6.6%
 6,300               Barrick Gold Corp.                                                                  183,015
 1,200               POSCO, ADR                                                                           67,872
  900                Rio Tinto PLC, ADR                                                                  147,870
                          TOTAL METALS & MINING                                                          398,757
                     MULTI-UTILITIES--2.0%
 1,400               Dominion Resources, Inc.                                                            120,596
                     OIL GAS & CONSUMABLE FUELS--12.6%
 1,000               Burlington Resources, Inc.                                                           81,320
 1,608               ConocoPhillips                                                                      112,415
 3,458               Kerr-McGee Corp.                                                                    335,806
 5,000               Noble Energy, Inc.                                                                  234,500
                          TOTAL OIL GAS & CONSUMABLE FUELS                                               764,041
                     PAPER & FOREST PRODUCTS--1.1%
 2,300               International Paper Co.                                                              68,540
                     ROAD & RAIL--2.1%
 1,800               Union Pacific Corp.                                                                 129,060
                     SOFTWARE--6.8%
 9,600               Computer Associates International, Inc.                                             266,976
 5,700               Microsoft Corp.                                                                     146,661
                          TOTAL SOFTWARE                                                                 413,637
                     THRIFTS & MORTGAGE FINANCE--7.7%
 5,740               Countrywide Financial Corp.                                                         189,305
 3,984               Fannie Mae                                                                          178,563
 1,500               MGIC Investment Corp.                                                                96,300
                          TOTAL THRIFTS & MORTGAGE FINANCE                                               464,168
                     TOBACCO--5.4%
 2,770               Altria Group, Inc.                                                                  204,177
 1,300               Loews Corp.                                                                         120,133
                          TOTAL TOBACCO                                                                  324,310
                     WIRELESS TELECOMMUNICATION SERVICES--2.1%
 5,300               Sprint Nextel Corp.                                                                 126,034
                          TOTAL COMMON STOCKS (IDENTIFIED COST $5,205,717)                              5,844,735

                     POOLED INVESTMENT VEHICLE--1.0%
  500                S&P Depositary Receipts Trust, ADR (IDENTIFIED COST $59,118)                         61,520

                     MUTUAL FUND--1.8%
109,038              MTB Prime Money Market Fund, Institutional Shares (AT NET ASSET VALUE)              109,038
                          TOTAL INVESTMENTS--99.4%
                          (IDENTIFIED COST $5,373,873)(2)                                               6,015,293
                          OTHER ASSETS AND LIABILITIES--NET--0.6%                                          35,012
                          TOTAL NET ASSETS--100%                                               $        6,050,305

================================================================================

        1  Non-income producing security.
           Affiliated companies.
        2 At September 30, 2005, the cost of investments for federal tax purposes amounts to $5,373,873. The net unrealized appreciation of investments for federal tax purposes was $641,420. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $844,783 and net unrealized depreciation from investments for those securities having an excess of cost over value of $203,363.

Note: The categories of investments are shown as a percentage of total net assets at September 30, 2005.

The following acronym is used throughout this portfolio:

ADR               --American Depositary Receipt

       Investment Valuations
       Listed equity securities are valued at the last sale price or official closing price reported in the market in which they are primarily traded (either on a national securities exchange or the over-the-counter), if available. If unavailable, the security is generally valued at the mean between the last closing bid and asked prices. With respect to valuation of foreign securities, trading in foreign cities may be completed at times which vary from the closing of the New York Stock Exchange (NYSE). Therefore, foreign securities are valued at the latest closing price on the exchange on which they are traded immediately prior to the closing of the NYSE. Foreign securities quoted in foreign currencies are translated in U.S. dollars at the foreign exchange rate in effect at 4:00 p.m., Eastern Time, on the day the value of the foreign security is determined. The Fund generally values short-term securities according to prices furnished by an independent pricing service, except that short-term securities with remaining maturities less than 60 days at the time of purchase may be valued at amortized cost. Prices furnished by an independent pricing service are intended to be indicative of the mean between the bid and asked prices currently offered to institutional investors for the securities. Investments in other open-end regulated investment companies are valued at net asset value. Securities for which no quotations are readily available or whose values have been affected by a significant event occurring between the close of their primary markets and the closing of NYSE are valued at fair value as determined in accordance with procedures established by and under general supervision of the Board of Trustees.







MTB MANAGED ALLOCATION FUND - MODERATE GROWTH II
PORTFOLIO OF INVESTMENTS
September 30, 2005 (unaudited)

   Shares                                                                                                           Value

                       MUTUAL FUNDS--100.1%(1)

                       EQUITY FUNDS--63.3%
   387,607             MTB International Equity, Institutional I Shares                   $          4,527,250
   630,767             MTB Large Cap Growth Fund, Institutional I Shares                             4,976,755
   875,262             MTB Large Cap Stock Fund, Institutional I Shares                              7,702,302
   296,379             MTB Large Cap Value Fund, Institutional I Shares                              3,615,823
   83,455              MTB Mid Cap Growth Fund, Institutional I Shares                               1,358,650
   128,033             MTB Mid Cap Stock Fund, Institutional I Shares                                2,266,176
   74,624              MTB Small Cap Growth Fund, Institutional I Shares                             1,372,327
   289,938             MTB Small Cap Stock Fund, Institutional I Shares                              2,731,221
                            TOTAL EQUITY FUNDS                                                      28,550,504

                       FIXED INCOME FUNDS--31.8%
   498,675             MTB Intermediate -Term Bond Fund, Institutional I Shares                      4,926,910
   281,487             MTB Short Duration Government Bond Fund, Institutional I Shares               2,691,013
   413,185             MTB Short -Term Corporate Bond Fund, Institutional I Shares                   4,036,820
   287,077             MTB U.S. Government Bond Fund, Institutional I Shares                         2,689,908
                            TOTAL FIXED INCOME FUNDS                                                14,344,651

                       MONEY MARKET FUND--5.0%
  2,245,090            MTB Prime Money Market Fund, Institutional Shares                             2,245,090
                            TOTAL INVESTMENTS--100.1%
                            (IDENTIFIED COST $44,019,161)(2)                                        45,140,245
                            OTHER ASSETS AND LIABILITIES--NET--(0.1)%                                  (18,604)
                                      TOTAL NET ASSETS--100%                               $         45,121,641

================================================================================

        1  Affiliated companies.
        2 At September 30, 2005, the cost of investments for federal tax purposes amounts to $44,019,161. The net unrealized appreciation of investments for federal tax purposes was $1,121,084. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $1,363,046 and net unrealized depreciation from investments for those securities having an excess of cost over value of $241,962.

Note: The categories of investments are shown as a percentage of total net assets at September 30, 2005.

Investment Valuations
Listed equity securities are valued at the last sale price or official closing price reported in the market in which they are primarily traded (either on a national securities exchange or the over-the-counter), if available. If unavailable, the security is generally valued at the mean between the last closing bid and asked prices. With respect to valuation of foreign securities, trading in foreign cities may be completed at times which vary from the closing of the New York Stock Exchange (NYSE). Therefore, foreign securities are valued at the latest closing price on the exchange on which they are traded immediately prior to the closing of the NYSE. Foreign securities quoted in foreign currencies are translated in U.S. dollars at the foreign exchange rate in effect at 4:00 p.m., Eastern Time, on the day the value of the foreign security is determined. The Fund generally values short-term securities according to prices furnished by an independent pricing service, except that short-term securities with remaining maturities less than 60 days at the time of purchase may be valued at amortized cost. Prices furnished by an independent pricing service are intended to be indicative of the mean between the bid and asked prices currently offered to institutional investors for the securities. Investments in other open-end regulated investment companies are valued at net asset value. Securities for which no quotations are readily available or whose values have been affected by a significant event occurring between the close of their primary markets and the closing of NYSE are valued at fair value as determined in accordance with procedures established by and under general supervision of the Board of Trustees.







MTB MANAGED ALLOCATION FUND - AGGRESSIVE GROWTH II
PORTFOLIO OF INVESTMENTS
September 30, 2005 (unaudited)

  Shares                                                                                                               Value
                            MUTUAL FUNDS--99.6%(1)
                            EQUITY FUNDS - 91.7%
  6,548                     MTB International Equity, Institutional I Shares                 $          76,475
  9,693                     MTB Large Cap Growth Fund, Institutional I Shares                           76,480
  10,078                    MTB Large Cap Stock Fund, Institutional I Shares                            88,684
  4,285                     MTB Large Cap Value Fund, Institutional I Shares                            52,274
   742                      MTB Mid Cap Growth Fund, Institutional I Shares                             12,088
   683                      MTB Mid Cap Stock Fund, Institutional I Shares                              12,097
  1,327                     MTB Small Cap Growth Fund, Institutional I Shares                           24,412
  3,009                     MTB Small Cap Stock Fund, Institutional I Shares                            28,348
                                 TOTAL EQUITY FUNDS                                                     370,858
                            FIXED INCOME FUNDS - 3.9%
   807                      MTB Intermediate -Term Bond Fund, Institutional I Shares                     7,969
   835                      MTB Short Duration Government Bond Fund, Institutional I Shares              7,980
                                 TOTAL FIXED INCOME FUNDS                                               15,949
                            MONEY MARKET FUND - 4.0%
  16,024                    MTB Prime Money Market Fund, Institutional Shares                           16,024
                                 TOTAL INVESTMENTS - 99.6%
                            ----------------------------------------------------
                                 (IDENTIFIED COST $396,078 )(2)                                         402,831
                                 OTHER ASSETS AND LIABILITIES - NET - 0.4%                               1,502
                                 TOTAL NET ASSETS - 100%                                     $          404,333

================================================================================

        1  Affiliated companies.
        2 The cost of investments for federal tax purposes amounts to $396,078. The net unrealized appreciation of investments for federal tax purpose was $6,753. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $6,807 and net unrealized depreciation from investments for those securities having an excess of cost over value of $54.

    Note: The categories of investments are shown as a percentage of total net assets at September 30, 2005.

Investment Valuations
Listed equity securities are valued at the last sale price or official closing price reported in the market in which they are primarily traded (either on a national securities exchange or the over-the-counter), if available. If unavailable, the security is generally valued at the mean between the last closing bid and asked prices. With respect to valuation of foreign securities, trading in foreign cities may be completed at times which vary from the closing of the New York Stock Exchange (NYSE). Therefore, foreign securities are valued at the latest closing price on the exchange on which they are traded immediately prior to the closing of the NYSE. Foreign securities quoted in foreign currencies are translated in U.S. dollars at the foreign exchange rate in effect at 4:00 p.m., Eastern Time, on the day the value of the foreign security is determined. The Fund generally values short-term securities according to prices furnished by an independent pricing service, except that short-term securities with remaining maturities less than 60 days at the time of purchase may be valued at amortized cost. Prices furnished by an independent pricing service are intended to be indicative of the mean between the bid and asked prices currently offered to institutional investors for the securities. Investments in other open-end regulated investment companies are valued at net asset value. Securities for which no quotations are readily available or whose values have been affected by a significant event occurring between the close of their primary markets and the closing of NYSE are valued at fair value as determined in accordance with procedures established by and under general supervision of the Board of Trustees.









MTB MANAGED ALLOCATION FUND - CONSERVATIVE GROWTH II
PORTFOLIO OF INVESTMENTS
September 30, 2005 (unaudited)

  Shares                                                                                                                Value

                      MUTUAL FUNDS--97.4%(1)
                      EQUITY FUNDS-25.4%
   1,066              MTB Equity Income Fund, Institutional I Shares                                       $           10,543
   1,787              MTB International Equity, Institutional I Shares                                                 20,876
   2,798              MTB Large Cap Stock Fund, Institutional I Shares                                                 24,621
   1,437              MTB Large Cap Value Fund, Institutional I Shares                                                 17,528
    398               MTB Mid Cap Stock Fund, Institutional I Shares                                                    7,041
   1,122              MTB Small Cap Stock Fund, Institutional I Shares                                                 10,565
                           TOTAL EQUITY FUNDS                                                                          91,174
                      FIXED INCOME FUNDS-63.2%
   2,818              MTB Intermediate -Term Bond Fund, Institutional I Shares                                         27,842
   9,104              MTB Short Duration Government Bond Fund, Institutional I Shares                                  87,038
   7,128              MTB Short - Term Corporate Bond Fund, Institutional I Shares                                     69,636
   4,457              MTB U.S. Government Bond Fund, Institutional I Shares                                            41,760
                           TOTAL FIXED INCOME FUNDS                                                                    226,276
                      MONEY MARKET FUND-8.8%
  31,446              MTB Prime Money Market Fund, Institutional Shares                                                31,446
                           TOTAL INVESTMENTS--97.4%
                      ==========================================================
                            (IDENTIFIED COST $347,605 )(2)                                                             348,896
                           OTHER ASSETS AND LIABILITIES---NET--2.6%                                                      9,189
                           TOTAL NET ASSETS---100%                                                         $           358,085

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        1  Affiliated companies.
        2 At September 30, 2005, the cost of investments for federal tax purposes amounts to $347,605. The net unrealized appreciation of investments for federal tax purposes was $1,291. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $2,278 and net unrealized depreciation from investments for those securities having an excess of cost over value of $987.


Note: The categories of investments are shown as a percentage of total net assets at September 30, 2005. Investment Valuations Listed equity securities are valued at the last sale price or official closing price reported in the market in which they are primarily traded (either on a national securities exchange or the over-the-counter), if available. If unavailable, the security is generally valued at the mean between the last closing bid and asked prices. With respect to valuation of foreign securities, trading in foreign cities may be completed at times which vary from the closing of the New York Stock Exchange (NYSE). Therefore, foreign securities are valued at the latest closing price on the exchange on which they are traded immediately prior to the closing of the NYSE. Foreign securities quoted in foreign currencies are translated in U.S. dollars at the foreign exchange rate in effect at 4:00 p.m., Eastern Time, on the day the value of the foreign security is determined. The Fund generally values short-term securities according to prices furnished by an independent pricing service, except that short-term securities with remaining maturities less than 60 days at the time of purchase may be valued at amortized cost. Prices furnished by an independent pricing service are intended to be indicative of the mean between the bid and asked prices currently offered to institutional investors for the securities. Investments in other open-end regulated investment companies are valued at net asset value. Securities for which no quotations are readily available or whose values have been affected by a significant event occurring between the close of their primary markets and the closing of NYSE are valued at fair value as determined in accordance with procedures established by and under general supervision of the Board of Trustees.






Item 2.           Controls and Procedures

(a) The registrant's Principal Executive Officer and Principal Financial Officer have concluded that the registrant's disclosure controls and procedures (as defined in rule 30a-3(c) under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-(2) under the Act, based on their evaluation of these disclosure controls and procedures within 90 days of the filing date of this report on Form N-Q.

(b) There were no changes in the registrant's internal control over financial reporting (as defined in rule 30a-3(d) under the Act) during the last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3.           Exhibits






SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant        MTB Group of Funds

By                /S/ Richard J. Thomas
                  Richard J. Thomas, Principal Financial Officer
                  (insert name and title)

Date              November 22, 2005


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By                /S/ Charles L. Davis, Jr.
                  Charles L. Davis, Jr., Principal Executive Officer

Date              November 22, 2005

By                /S/ Richard J. Thomas
                  Richard J. Thomas, Principal Financial Officer

Date              November 22, 2005